Derivative financial instruments	12 Months Ended
Dec. 31, 2022
Disclosure Of Embedded derivatives [Line Items]
Derivative financial instruments

34.         Derivative financial instruments

(a)	This caption is made up as follows:

	2022	2021
	US$(000)	US$(000)
Copper and Zinc prices hedge (b)	8,839	(6,332)
Interest rate hedge (c)	—	(644)
	8,839	(6,976)

(b)	Copper and Zinc price hedges -

The volatility of copper prices during 2022 and 2021 has caused management to enter into forward contracts. These 2022 and 2021 contracts are intended to reduce the volatility of the cash flows attributable to the fluctuations in copper and zinc prices in accordance with existing copper concentrate sales commitments, which are related to 50% of the annual production of copper and 25% of the production of two years of zinc, according to the risk strategy approved by the Board of Directors.

During 2022, 2021 and 2020, the effect of hedge derivative financial instruments in profit or loss was a gain of US$12,774,000, loss of US$51,952,000, and loss of US$6,464,000, respectively (and it is show in the “Sales of goods” caption, note 20(b)).

The balance receivable of US$2.5 million as of December 31, 2022 is shown in the “Trade and other receivables” caption, note 4(a), while, as of December 31, 2021, it represented a balance payable of US$1.2 million shown in the “Trade and other payables” caption.

The table below presents the composition of open transactions designated as hedging derivative financial instruments as of December 31, 2022:

			Quotations
Quotation period	Concentrate	Metric tons	Fixed	Futures	Fair value
			US$/DMT(*)	US$/DMT(*)	US$(000)
January 2023	Copper	2,000	10,185	8,344	4,332
February 2023	Copper	1,500	10,109	8,350	1,867
March 2023	Copper	1,500	10,153	8,353	2,640
		5,000			8,839

(*) DMT= Dry metric tonne.

The table below presents the composition of open transactions designated as hedging derivative financial instruments as of December 31, 2021:

			Quotations
Quotation period	Concentrate	Metric tons	Fixed	Futures	Fair value
			US$/DMT(*)	US$ DMT(*)	US$(000)
January 2022	Copper	3,250	9,405	9,748	(1,112)
January 2022	Zinc	500	3,450	9,748	(65)
February 2022	Copper	2,000	9,444	9,740	(591)
March 2022	Copper	2,000	9,525	9,732	(413)
April 2022	Copper	2,700	9,103	9,719	(1,661)
May 2022	Copper	3,050	9,175	9,701	(1,601)
June 2022	Copper	1,000	9,425	9,686	(260)
July 2022	Copper	3,000	9,442	9,676	(701)
October 2022	Copper	1,500	9,762	9,631	196
December 2022	Copper	1,000	9,475	9,600	(124)
		20,000			(6,332)

(*) DMT= Dry metric tonne.

Changes in “Hedge derivative financial instruments” is included in “unrealized gain (loss) on hedge derivative financial instruments of copper and zinc prices hedge” in the consolidated statements of other comprehensive income. For the year 2022, 2021 and 2020, the Group recorded an unrealized gain of US$15,171,000, unrealized gain of US$9,472,000 and unrealized loss of US$15,804,000, respectively (unrealized gain of US$10,696,000, unrealized gain of US$6,678,000 and unrealized loss of US$11,142,000 net of income tax, respectively).

(c)	Interest rate hedge -

In order to mitigate the exposure to the risk of changes in the interest rate related to its financial obligations, on April 2, 2020, the Company’s management decided to enter into forward contracts in relation to three-month LIBOR with BBVA Banco Continental, Banco de Credito del Peru, Banco Internacional del Peru and Itaú, which are designated as cash flow hedges.

As of December 31, 2022, the Company did not have hedginge derivative instruments. The following is the composition of the operations to be settled that are part of the liability for hedging derivative instrument as of December 31, 2021:

		LIBOR three months
Maturity	Amount	Fixed	Forwards	Fair value
	US$(000)			US$(000)
October 2022	81,666	2.632%	2.06% - 2.14%	(191)
October 2022	74,167	2.632%	2.06% - 2.14%	(174)
October 2022	74,167	0.732%	0.16% - 0.24%	(174)
July 2022	45,000	2.632%	2.06% - 2.14%	(105)
	275,000			(644)

For the years 2022, 2021 and 2020, the effect on results was a gain of US$818,000, a loss of US$1,547,000 and a loss of US$146,000, respectively and is presented in the caption of “Financial costs” see note 29(a).

Changes in “Hedge derivative financial instruments” is included in “Unrealized gain (loss) on hedge derivative financial instruments of interest rate hedge, net of income tax” in consolidated statements of other comprehensive income. For the years 2022, 2021 and 2020, the Company recorded an unrealized gain of US$644,000, unrealized gain of US$1,991,000 and unrealized loss of US$2,635,000, respectively (unrealized gain of US$454,000, unrealized gain of US$1,404,000 and unrealized loss of US$1,858,000 net of income tax, respectively).

Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Embedded derivatives [Line Items]
Derivative financial instruments

21.  Embedded derivatives

As discussed in Note 2(d), the Company’s sales create exposure to changes in the market prices of copper and molybdenum which are considered embedded derivatives. As of December 31, 2022 and 2021, information about the Company’s embedded derivatives is as follows:

			As of December 31, 2022
	Pounds		Provisional
	payable	Maturity	pricing	Forward pricing	Fair value
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	320,095	January 2023 to May 2023	Between 3.448 and 3.807	Between 3.798 and 3.799	63,335
Copper Cathode	4,187	January 2023	Between 3.808 and 3.817	3.798	(61)
Molybdenum	2,425	January 2023 to February 2023	Between 16.677 y 16.935	28.267	27,737

					91,011	(a)

			As of December 31, 2021
	Pounds
	payable	Maturity	Provisional pricing	Forward pricing	Fair value
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	284,566	January 2022 to May 2022	Between 4.174 and 4.584	Between 4.400 and 4.421	13,335
Copper Cathode	3,087	January 2022	4.318	4.421	318
Molybdenum	4,035	January 2022 to February 2022	Between 16.659 and 16.773	16.456	(860)

					12,793	(a)

(a)   Embedded derivative adjustments are recorded on the statement of financial position in “Trade account receivable – related parties”.